Auditor's remuneration (Details) - AUD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income tax expense
Audit fees	$ 23,337	$ 21,111
Audit-related fees	2,433	4,006
Total audit and audit-related fees	25,770	25,117
Tax fees	169	13
Other fees	1,581	1,943
Total audit and non-audit fees	27,520	27,073
Fees received by auditor from various entities related to Westpac but not consolidated	7,500	6,000
PwC Australia
Income tax expense
Audit fees	19,999	17,886
Audit-related fees	2,316	3,938
Tax fees	169	5
Other fees	1,581	1,853
Overseas PwC network firms
Income tax expense
Audit fees	3,338	3,225
Audit-related fees	117	68
Tax fees		8
Other fees		90
Parent Entity
Income tax expense
Audit fees	20,035	18,685
Audit-related fees	2,224	3,804
Total audit and audit-related fees	22,259	22,489
Tax fees	49
Other fees	1,501	1,002
Total audit and non-audit fees	23,809	23,491
Parent Entity | PwC Australia
Income tax expense
Audit fees	19,967	17,833
Audit-related fees	2,224	3,739
Tax fees	49
Other fees	1,501	912
Parent Entity | Overseas PwC network firms
Income tax expense
Audit fees	$ 68	852
Audit-related fees		65
Other fees		$ 90